Note 10 - Income Tax Provision	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of income tax [text block]
10.	Income tax provision:

Income tax provision for the three and nine months ended July 31, 2022 was $2.1 million ( July 31, 2021 - $2.0 million) and $6.0 million ( July 31, 2021 - $6.2 million) respectively. The Bank’s combined statutory federal and provincial income tax rate is approximately 27% (2021 – 27%). The effective rate is affected by certain items not being taxable or deductible for income tax purposes.